Investments in Securities - Schedule of Investments in Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 7,222	$ 5,952
Equity Securities [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	5,976	4,784
Debt Securities [Member]
Disclosure Of Investments In Securities [Line Items]
Debt securities	1,246	1,168
Fair Value Measured by Reference to Prices in Active Markets for Identical Assets [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	5,776	4,408
At Fair Value Measured Using Predominantly Unobservable Inputs [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,268	1,233
At Fair Value [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	7,044	5,641
At Cost [Member]
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 178	$ 311